SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

06-01    GF     5000     7.3480       8.98	       Weeden & Co.
06-04   " "     6000     7.4150       9.05              " "
06-05   " "     5100     7.4394       9.01              " "
06-06   " "     6000     7.3700       8.96		  " "
05-07   " "     5800     7.3291       8.86              " "
06-08   " "     5900     7.3281       8.86              " "
06-11   " "     6000     7.2675       8.77              " "
06-12   " "     5800     7.2574       8.54              " "
06-13   " "     6000     7.2450       8.77              " "
06-14   " "     5700     7.1760       8.52              " "
06-15   " "     6000     7.0873       8.57              " "
06-18   " "     4200     7.0610       8.52              " "
06-19   " "     6000     7.1170       8.62              " "
06-20   " "     5800     7.0497       8.45              " "
06-21   " "     5900     7.0603       8.51              " "
06-22   " "     6000     7.0325       8.55              " "
06-25   " "     6000     6.9827       8.36              " "
06-26   " "     5800     6.8207       8.30              " "
06-27   " "     5700     6.9382       8.33              " "
06-28   " "     1400     6.9800       8.36              " "
06-29   " "     5000     7.0720       8.41              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          07/02/01